Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,844	$143	$—	$1,987	$—
States, municipalities and political subdivisions	9,890	937	—	10,827	—
Foreign governments	9,286	2,015	—	11,301	—
Asset-backed	161	8	—	169	—
Commercial mortgage-backed	3,426	—	(181)	3,245	—
Residential mortgage-backed	33,731	3,190	(58)	36,863	2,009
U.S. corporate	667,024	127,719	(1,344)	793,399	11,181
Foreign corporate	146,104	24,903	(135)	170,872	—
Total fixed maturity securities	$871,466	$158,915	$(1,718)	$1,028,663	$13,190
Equity securities:
Common stocks	$92	$355	$—	$447	$—
Non-redeemable preferred stocks	85,610	7,744	(184)	93,170	—
Total equity securities	$85,702	$8,099	$(184)	$93,617	$—

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,859	$194	$—	$2,053	$—
States, municipalities and political subdivisions	36,850	1,890	—	38,740	—
Foreign governments	14,567	2,644	—	17,211	—
Asset-backed	575	37	—	612	—
Commercial mortgage-backed	1,064	15	—	1,079	—
Residential mortgage-backed	64,917	6,133	(100)	70,950	2,346
U.S. corporate	1,613,522	230,567	(14,060)	1,830,029	11,972
Foreign corporate	439,323	53,119	(6,195)	486,247	—
Total fixed maturity securities	$2,172,677	$294,599	$(20,355)	$2,446,921	$14,318
Equity securities:
Common stocks	$92	$361	$—	$453	$—
Non-redeemable preferred stocks	144,315	13,783	(469)	157,629	—
Total equity securities	$144,407	$14,144	$(469)	$158,082	$—
(a)  Represents the amount of OTTI recognized in accumulated other comprehensive income ("AOCI"). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2016 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$17,989	$18,351
Due after one year through five years	123,493	134,019
Due after five years through ten years	99,588	110,196
Due after ten years	593,078	725,820
Total	834,148	988,386
Asset-backed	161	169
Commercial mortgage-backed	3,426	3,245
Residential mortgage-backed	33,731	36,863
Total	$871,466	$1,028,663

Schedule of Major Categories of Net Investment Income
Major categories of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
Fixed maturity securities	$74,061	$129,980	$136,005
Equity securities	7,018	9,139	6,932
Commercial mortgage loans on real estate	10,232	30,417	33,403
Policy loans	455	529	778
Short-term investments	491	39	9
Other investments	7,166	5,266	10,617
Cash and cash equivalents	340	3	4
Total investment income	99,763	175,373	187,748
Investment expenses	(1,993)	(5,920)	(7,014)
Net investment income	$97,770	$169,453	$180,734

Summary of Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2016	2015	2014
Proceeds from sales	$1,939,365	$312,031	$294,502
Gross realized gains (a)	168,905	9,733	16,833
Gross realized losses (b)	(19,928)	(4,284)	(1,083)

(a) The year ended December 31, 2016 gross realized gains includes $145,551 related to the sale of Assurant Employee Benefits as described in Note 1.
(b) The year ended December 31,2016 gross realized losses includes $15,945 related to the sale of Assurant Employee benefits as described in Note 1.

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2016	2015	2014
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$143,602	$3,164	$16,820
Equity securities	5,680	1,791	(328)
Commercial mortgage loans on real estate	13,647	390	32
Other investments	2,193	11,699	(159)
Total net realized gains related to sales and other (a)	165,122	17,044	16,365
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(327)	(2,382)	(24)
Other investments	(1,852)	(4,641)	—
Total net realized losses related to other-than-temporary impairments	(2,179)	(7,023)	(24)
Total net realized gains	$162,943	$10,021	$16,341

(a) The year ended December 31, 2016 net gains includes $141,462 related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2016	2015	2014
Balance, beginning of year	$13,639	$13,467	$14,164
Additions for credit loss impairments recognized in the current period on securities previously impaired	326	—	24
Additions for credit loss impairments recognized in the current period on securities not previously impaired	—	763	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(538)	(224)	(461)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(2,354)	(367)	(260)
Balance, end of year	$11,073	$13,639	$13,467

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Commercial mortgage-backed	$3,245	$(181)	$—	$—	$3,245	$(181)
Residential mortgage-backed	1,900	(58)	—	—	1,900	(58)
U.S. corporate	55,335	(1,104)	1,260	(240)	56,595	(1,344)
Foreign corporate	3,135	(69)	1,970	(66)	5,105	(135)
Total fixed maturity securities	$63,615	$(1,412)	$3,230	$(306)	$66,845	$(1,718)
Equity securities:
Non-redeemable preferred stocks	$13,404	$(184)	$—	$—	$13,404	$(184)

	December 31, 2015
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$5,820	$(91)	$522	$(9)	$6,342	$(100)
U.S. corporate	215,774	(12,481)	9,803	(1,579)	225,577	(14,060)
Foreign corporate	67,198	(5,844)	1,035	(351)	68,233	(6,195)
Total fixed maturity securities	$288,792	$(18,416)	$11,360	$(1,939)	$300,152	$(20,355)
Equity securities:
Non-redeemable preferred stocks	$16,307	$(330)	$4,573	$(139)	$20,880	$(469)

Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2016, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year through five years	6,944	6,914
Due after five years through ten years	17,682	17,443
Due after ten years	38,553	37,343
Total	63,179	61,700
Commercial mortgage-backed	3,426	3,245
Residential mortgage-backed	1,958	1,900
Total	$68,563	$66,845

Summary of Loan-To-Value and Average Debt-Service Coverage Ratios
The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2016
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$92,357	92.2%	1.80
81 - 95%	2,975	3.0%	1.11
Greater than 95%	4,816	4.8%	3.86
Gross commercial mortgage loans on real estate	100,148	100.0%	1.88
Less valuation allowance	(1,697)
Net commercial mortgage loans on real estate	$98,451

	December 31, 2015
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$399,321	94.7%	1.98
71 - 80%	11,590	2.8%	1.25
81 - 95%	5,916	1.4%	0.92
Greater than 95%	4,816	1.1%	3.52
Gross commercial mortgage loans on real estate	421,643	100.0%	1.96
Less valuation allowance	(1,074)
Net commercial mortgage loans on real estate	$420,569